Borrowings - Undrawn Facility (Details) $ in Thousands	Dec. 12, 2019 USD ($) tranche loan installment item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Borrowings
Deferred financing costs		$ 11,592	$ 4,576
Undrawn facility (7xNB Facility) | GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd
Borrowings
Number of international banks with debt financing agreement | item	13
Percent of facility covered (as a percent)	60.00%
Maximum loan facility amount	$ 1,052,791
Number of new buildings expected to be delivered | item	7
Number of tranches in loan agreement | tranche	4
Number of sub-divided loans in the facility | loan	7
Number of loans per newbuilding vessels | loan	1
Deferred financing costs		$ 11,592
Tranche 1 | GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd
Borrowings
Maximum loan facility amount	$ 176,547
Number of equal semi-annual installments for debt repayment | installment	24
Commencement of first installment after delivery of newbuilding	6 months
Profile of debt instrument (in years)	12 years
Tranche 2 | GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd
Borrowings
Maximum loan facility amount	$ 174,787
Number of equal semi-annual installments for debt repayment | installment	24
Commencement of first installment after delivery of newbuilding	6 months
Profile of debt instrument (in years)	12 years
Tranche 3 | GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd
Borrowings
Maximum loan facility amount	$ 356,671
Number of equal semi-annual installments for debt repayment | installment	24
Commencement of first installment after delivery of newbuilding	6 months
Profile of debt instrument (in years)	12 years
Tranche 4 | GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd
Borrowings
Maximum loan facility amount	$ 344,786
Facility repayment period	7 years